UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2006

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Schedule of Investments
[logo - American Funds®]

Short-Term Bond Fund of AmericaSM
Investment portfolio

November 30, 2006

unaudited

Bonds & notes — 74.44%	Principal amount (000)	Market value (000)

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 39.94%
Federal Home Loan Bank 3.90% 2008	$1,000	$986
Federal Home Loan Bank 4.00% 2008	3,000	2,962
Federal Home Loan Bank 3.50% 2009	3,000	2,917
U.S. Treasury 2.25% 2007	500	497
U.S. Treasury 3.625% 2007	1,000	992
U.S. Treasury 3.75% 2007	1,500	1,494
U.S. Treasury 4.875% 2009	2,000	2,015
Freddie Mac 3.25% 2008	805	788
Freddie Mac 4.90% 2008	3,000	3,001
Fannie Mae 4.75% 2007	780	780
Fannie Mae 3.10% 2008	500	486
Fannie Mae 4.40% 2008	1,500	1,488
		18,406

MORTGAGE-BACKED OBLIGATIONS[1]— 19.28%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	1,000	977
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-PNC1, Class A-2, 4.555% 2041	1,000	988
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class III-A-1, 5.84% 2036[2]	1,484	1,497
J.P. Morgan Alternative Loan Trust, Series 2006-S4, Class A-1-A, 5.44% 2046	1,000	1,001
Residential Funding Mortgage Securities I, Inc., Series 2003-S16, Class A-3, 5.00% 2018	1,000	983
GE Capital Commerical Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	853	838
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	500	496
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.115% 2033[2]	494	492
MASTR Adjustable Rate Mortgage Trust, Series 2006-2, Class 4-A-1, 4.99% 2036[2]	489	487
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	500	485
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-1, 4.367% 2039	352	348
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018	297	292
		8,884

ASSET-BACKED OBLIGATIONS[1]— 15.22%
Citibank Credit Card Issuance Trust, Class 2001-A7, 5.509% 2013[2]	2,000	2,010
J.P. Morgan Mortgage Acquisition Corp., Series 2006-CH2, Class A-F-1-B, 5.859% 2036	1,500	1,500
Drivetime Auto Owner Trust, Series 2006-B, Class A-2, MBIA insured, 5.315% 2010[3]	1,500	1,500
Citibank Credit Card Master Trust I, Series 1998-2, Class A, 6.05% 2010	400	405
Specialty Underwriting and Residential Finance Trust, Series 2005-AB3, Class A-2B, 5.57% 2036[2]	400	401
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[3]	382	379
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	360	354
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A-2, 4.49% 2035[2]	250	247
AmeriCredit Automobile Receivables Trust, Series 2004-C-A, Class A-4, AMBAC insured, 3.61% 2011	225	220
		7,016

Total bonds & notes (cost: $34,253,000)		34,306

	Principal amount	Market value
Short-term securities — 29.39%	(000)	(000)

U.S. Treasury Bills 5.142% due 12/28/2006	$2,000	$1,992
Federal Farm Credit Banks 5.155% due 12/7/2006	1,500	1,498
General Electric Capital Corp. 5.30% due 12/1/2006	1,100	1,100
Liberty Street Funding Corp. 5.28% due 12/4/2006[3]	1,000	999
AT&T Inc. 5.27% due 12/27/2006[3]	1,000	996
Total Capital SA 5.23% due 12/1/2006[3]	800	800
Abbott Laboratories 5.22% due 12/5/2006[3]	800	800
Abbey National N.A. LLC 5.25% due 1/8/2007[4]	800	796
Société Générale North America, Inc. 5.24% due 12/1/2006	700	700
Hershey Co. 5.20% due 1/5/2007[3,4]	700	696
United Technologies Corp. 5.25% due 12/21/2006[3]	659	657
Bank of Ireland 5.20% due 4/10/2007[3]	600	589
Westpac Banking Corp. 5.18% due 5/2/2007[3]	600	587
BNP Paribas Finance Inc. 5.22% due 3/7/2007[4]	500	493
Danske Corp. 5.19% due 4/13/2007[3]	500	490
ING (U.S.) Funding LLC 5.25% due 12/12/2006	350	349

Total short-term securities (cost: $13,542,000)		13,542

Total investment securities (cost: $47,795,000)		47,848
Other assets less liabilities		(1,765)

Net assets		$46,083

1 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2 Coupon rate may change periodically.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $8,493,000, which represented 18.43% of the net assets of the fund.
4 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$53
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	53
Cost of investment securities for federal income tax purposes	47,795

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-948-0107-S8837

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA, INC.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: January 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: January 26, 2007

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: January 26, 2007